Dividends and Capital Distributions	9 Months Ended
Sep. 30, 2025
Dividends and Capital Distributions [Abstract]
DIVIDENDS AND CAPITAL DISTRIBUTIONS
9	DIVIDENDS AND CAPITAL DISTRIBUTIONS
There were no dividends paid or capital distributions paid during the nine-month period ended September 30, 2025 and 2024.